Intangible Assets (Q2) (Details) - USD ($)					1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 25, 2024	Nov. 15, 2024	Jun. 21, 2024	Nov. 10, 2023	Jun. 21, 2024	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Payments to purchase intangible assets								$ 200,000	$ 400,000	$ 100,000
Stock valued						$ 3,118,870			$ 2,388,858	$ 6,580,647
Jeff Blue [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired ownership interest	50.00%
Common Class B [Member] | Asset Purchase Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of shares (in Shares)		20,000			25,000
Stock valued					$ 9,500
Software [Member] | Asset Purchase Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to purchase intangible assets			$ 200,000	$ 100,000
Discord Server [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to purchase intangible assets		$ 40,000
Right of Literary Work Entitled [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to purchase intangible assets	$ 160,000